29. Revenue (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net revenue
Revenues from unused passenger tickets, reissued tickets and cancellation of flight tickets	R$ 583,242	R$ 479,136